Schedule of property and equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total, at cost	$ 51,521,520	$ 47,836,977
Less: Accumulated depreciation	(19,388,059)	(14,663,651)
Total, net	32,133,461	33,173,326
Dry-docking expenditures [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	14,342,245	10,511,691
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	58,174	62,362
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	252,916	245,090
Real Property [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	784,966	808,459
Renovation and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	185,072	193,118
Tools and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	1,498,228	711,322
Vessels [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	$ 34,399,919	$ 35,304,935